MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES	MARKETABLE SECURITIES
A summary of the movements in marketable securities for the six months ended June 30, 2021 and the year ended December 31, 2020 is presented in the table below:

(in thousands of $)	2021	2020
Balance at beginning of period	2,639	3,642
Marketable securities acquired	357	—
Proceeds from sale of marketable securities	(14,074)	—
Unrealized gain (loss) on marketable securities held at period end	34	(2,491)
Gain on sale of marketable securities	7,881	—
Repurchase of marketable securities pledged to creditors	5,836	7,323
Marketable securities pledged to creditors	—	(5,835)
Balance at end of period	2,673	2,639

Avance Gas
In the six months ended June 30, 2021, the Company recognized an unrealized loss of $0.1 million in relation to the 0.4 million shares held in Avance Gas Holdings Ltd ("Avance Gas").

SFL

In the six months ended June 30, 2021, the Company recognized an unrealized gain of $0.1 million in relation to the 0.1 million shares held in SFL.

Golden Ocean

As of December 31, 2020, the Company held 1,270,657 shares of Golden Ocean, of which 1,260,358 were held as marketable securities pledged to creditors ("the shares"). In December 2020, the Company entered into a forward contract to repurchase the shares in March 2021 for $6.2 million.

In March 2021, the Company repurchased the Golden Ocean shares and subsequently sold them for proceeds of $9.8 million. Simultaneously, the Company entered into a forward contract to repurchase the shares in June 2021 for $9.8 million and received net cash proceeds of $3.6 million in connection therewith, after adjustment for foreign exchange differences. The net cash proceeds were treated as a drawdown of debt in the Condensed Consolidated Statement of Cash Flows.

In June 2021, the Company repurchased the Golden Ocean shares and subsequently sold them for proceeds of $13.4 million. The repurchase of the shares for $9.8 million was treated as a settlement of debt in the Condensed Consolidated Statement of Cash Flows.

In the six months ended June 30, 2021, the Company recognized a gain on marketable securities sold of $7.6 million in relation to the Golden Ocean shares.

In April 2021, the Company purchased 55,959 Golden Ocean shares in connection with the exercise of subscription rights in the subsequent offering for $0.4 million. In June 2021, the Company sold these shares for proceeds of $0.7 million, resulting in a gain on marketable securities sold of $0.3 million in the six months ended June 30, 2021.

In the six months ended June 30, 2021, the Company recognized an unrealized gain of $0.1 million in relation to the 10,299 shares in Golden Ocean still held as of June 30, 2021, none of which were held as marketable securities pledged to creditors as of this date.